Phoenix International Strategies Fund,

a series of Phoenix Multi-Portfolio Fund

Supplement dated September 24, 2007 to the Prospectus and

Statement of Additional Information dated March 31, 2007,

as supplemented June 27, 2007

Important Notice to Investors

Phoenix International Strategies Fund

Effective September 24, 2007, the Phoenix International Strategies Fund, a series of Phoenix Multi-Portfolio Fund (“Predecessor Fund”), has been reorganized into a fund named Phoenix International Strategies Fund, a series of Phoenix Opportunities Trust (“Successor Fund”). The Successor Fund’s principal investment strategies, risks, fees and expenses, and portfolio management team are the same as those of the Predecessor Fund and remain unchanged.

For information about the Phoenix International Strategies Fund, please refer to the Phoenix Opportunities Trust-International Funds Prospectus dated September 24, 2007.

Investors should retain this supplement with the Prospectus

and Statement of Additional Information for future reference.

PXP 467/Int’l Reorg (09/07)